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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 3.5%
7,973		AMP Ltd.	$35,310	0.0
27,368		Australia & New Zealand Banking Group Ltd.	581,471	0.3
10,613		Bendigo Bank Ltd.	100,425	0.1
28,440		BHP Billiton Ltd.	1,065,557	0.5
11,536		Brambles Ltd.	86,289	0.0
5,178		Caltex Australia Ltd.	70,583	0.0
54,826		CFS Retail Property Trust	105,956	0.1
3,591		Coca-Cola Amatil Ltd.	43,817	0.0
15,826		Commonwealth Bank of Australia	792,478	0.4
2,258		CSL Ltd.	73,626	0.0
96,420		Dexus Property Group	87,226	0.0
24,738		Fortescue Metals Group Ltd.	123,236	0.1
17,077		Foster’s Group Ltd.	94,484	0.0
12,275		GPT Group	40,284	0.0
8,553		Iluka Resources Ltd.	138,020	0.1
7,566		Macquarie Group Ltd.	189,513	0.1
61,503		Metcash Ltd.	257,769	0.1
22,957		National Australia Bank Ltd.	574,836	0.3
5,556		Newcrest Mining Ltd.	202,690	0.1
58,288		OneSteel Ltd.	52,264	0.0
6,834		Orica Ltd.	182,848	0.1
1,891		Origin Energy Ltd.	28,526	0.0
4,659		QBE Insurance Group Ltd.	66,734	0.0
6,534		Rio Tinto Ltd.	444,934	0.2
2,118		Santos Ltd.	29,618	0.0
15,750		Sonic Healthcare Ltd.	190,617	0.1
21,679		Suncorp-Metway Ltd.	188,906	0.1
35,988		Telstra Corp., Ltd.	118,245	0.1
4,910		Transurban Group	28,835	0.0
2,195		Wesfarmers Ltd.	70,478	0.0
9,094		Westfield Group	78,544	0.0
31,721		Westpac Banking Corp.	693,012	0.3
7,926		Woodside Petroleum Ltd.	276,286	0.1
17,506		Woolworths Ltd.	450,656	0.2
7,089		WorleyParsons Ltd.	194,699	0.1
			7,758,772	3.5
		Austria: 0.2%
8,222		OMV AG	273,041	0.1
3,441		Raiffeisen International Bank Holding AG	81,800	0.0
4,346		Voestalpine AG	126,384	0.1
			481,225	0.2
		Belgium: 0.2%
22,364	@	Anheuser-Busch InBev NV	30	0.0
1,731		Anheuser-Busch InBev NV	103,509	0.0
1,924		Groupe Bruxelles Lambert S.A.	137,102	0.1
4,345		KBC Groep NV	48,673	0.0
4,983		UCB S.A.	208,456	0.1
			497,770	0.2
		China: 0.1%
68,000		BOC Hong Kong Holdings Ltd.	155,684	0.1

		Denmark: 0.2%
395		Carlsberg A/S	29,068	0.0
1,215		Coloplast A/S	186,244	0.1
2,415		Novo-Nordisk A/S	274,151	0.1
			489,463	0.2
		Finland: 0.3%
13,936		Nokia OYJ	80,545	0.0
8,238		Orion Oyj	167,581	0.1
7,554		Pohjola Bank PLC	75,467	0.0
1,656		Sampo OYJ	43,260	0.0
60,952		Stora Enso OYJ (Euro Denominated Security)	381,656	0.2
			748,509	0.3
		France: 4.3%
5,471		Arkema	398,533	0.2
20,549		AXA S.A.	297,544	0.1
10,732		BNP Paribas	427,222	0.2
11,881		Bouygues S.A.	387,249	0.2
4,234		Casino Guichard Perrachon S.A.	376,795	0.2
2,959		Christian Dior S.A.	383,217	0.2
11,386		Cie de Saint-Gobain	482,802	0.2
775		Cie Generale des Etablissements Michelin	49,405	0.0
6,986		CNP Assurances	94,026	0.1
19,673		Credit Agricole S.A.	126,461	0.1
7,512		Eutelsat Communications	291,906	0.1
1,582		Fonciere Des Regions	105,378	0.1
9,772		France Telecom S.A.	168,671	0.1
2,927		Gaz de France	82,061	0.0
1,089		Gecina S.A.	94,059	0.1
10,287		Groupe Danone	679,177	0.3
817		ICADE	65,311	0.0
2,212		L’Oreal S.A.	239,417	0.1
586		LVMH Moet Hennessy Louis Vuitton S.A.	92,267	0.1
31,282		Natixis	90,864	0.0
1,809		Pernod-Ricard S.A.	170,659	0.1
3,140		Peugeot S.A.	58,791	0.0
180		PPR	26,974	0.0
887		Renault S.A.	33,236	0.0
11,923		Safran S.A.	353,788	0.2
9,654		Sanofi-Aventis	675,262	0.3
5,428		Schneider Electric S.A.	308,659	0.1
4,155		Societe BIC S.A.	368,888	0.2
9,585		Societe Generale	234,185	0.1
3,005		Sodexho Alliance S.A.	218,553	0.1
294		Technip S.A.	28,012	0.0
26,723		Total S.A.	1,378,715	0.6
1,422		Unibail	265,080	0.1
12,778		Vivendi	294,740	0.1
			9,347,907	4.3
		Germany: 3.0%
415		Adidas AG	29,266	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Germany: (continued)
4,748		Allianz AG	$493,434	0.2
13,023		BASF AG	951,379	0.4
5,172		Bayer AG	340,325	0.2
7,011		Bayerische Motoren Werke AG	531,486	0.3
3,436		DaimlerChrysler AG	156,316	0.1
10,286		Deutsche Bank AG	401,908	0.2
685	@	Deutsche Boerse AG	42,029	0.0
2,513		Deutsche Post AG	37,985	0.0
15,344		Deutsche Telekom AG	199,237	0.1
2,893		E.ON AG	71,613	0.0
901		Fresenius AG	86,774	0.0
2,324		HeidelbergCement AG	98,052	0.1
4,070		Henkel KGaA - Vorzug	242,570	0.1
12,955		Infineon Technologies AG	107,697	0.1
1,616	@	Kabel Deutschland Holding AG	89,831	0.0
4,029		Lanxess	226,017	0.1
758		Metro AG	37,405	0.0
2,308		Muenchener Rueckversicherungs AG	291,685	0.1
1,512		RWE AG	62,679	0.0
11,083		SAP AG	663,646	0.3
10,468		Siemens AG	1,059,358	0.5
12,983		Suedzucker AG	413,606	0.2
263		Volkswagen AG	40,057	0.0
			6,674,355	3.0
		Greece: 0.2%
36,828		Hellenic Telecommunications Organization S.A.	155,795	0.1
38,620		Public Power Corp.	220,632	0.1
			376,427	0.2
		Hong Kong: 1.1%
51,970		AIA Group Ltd.	163,347	0.1
6,100		ASM Pacific Technology Ltd.	67,845	0.0
140,000		Cathay Pacific Airways Ltd.	252,940	0.1
17,000		Cheung Kong Holdings Ltd.	194,542	0.1
31,000		Cheung Kong Infrastructure Holdings Ltd.	173,825	0.1
4,500		CLP Holdings Ltd.	39,987	0.0
3,200		Hang Seng Bank Ltd.	39,334	0.0
4,200		Hong Kong Exchanges and Clearing Ltd.	69,346	0.0
32,000		HongKong Electric Holdings	239,767	0.1
3,000		Hutchison Whampoa Ltd.	26,308	0.0
18,000		Hysan Development Co., Ltd.	58,064	0.0
18,000		Li & Fung Ltd.	37,399	0.0
29,000		Link Real Estate Investment Trust	104,465	0.1
75,000		New World Development Ltd.	64,133	0.0
63,000		NWS Holdings Ltd.	90,180	0.0
32,000		Orient Overseas International Ltd.	147,851	0.1
221,000		PCCW Ltd.	81,621	0.0
77,000		SJM Holdings Ltd.	132,458	0.1
19,000		Sun Hung Kai Properties Ltd.	236,110	0.1
13,500		Swire Pacific Ltd.	164,624	0.1
22,000		Wharf Holdings Ltd.	107,678	0.1
			2,491,824	1.1
		India: 0.1%
6,803		Vedanta Resources PLC	114,101	0.1

		Ireland: 0.2%
2,900		Accenture PLC	167,997	0.1
1,940		CRH PLC	37,036	0.0
2,000		Ingersoll-Rand PLC	66,240	0.1
2,400		XL Group PLC	49,488	0.0
			320,761	0.2
		Israel: 0.3%
14,578		Bank Leumi Le-Israel BM	42,671	0.0
12,941		Bezeq Israeli Telecommunication Corp., Ltd.	24,459	0.0
3,908		Israel Chemicals Ltd.	42,085	0.0
6,260		Mizrahi Tefahot Bank Ltd.	51,819	0.0
1,869	@	NICE Systems Ltd.	62,675	0.1
9,025		Teva Phaemaceutical Industries Ltd.	357,783	0.2
			581,492	0.3
		Italy: 1.0%
6,389		Assicurazioni Generali S.p.A.	106,100	0.1
250,386		Banca Monte dei Paschi di Siena S.p.A.	84,131	0.1
143,937		Enel S.p.A.	613,304	0.3
31,888		ENI S.p.A.	675,337	0.3
3,615		Exor SpA	76,901	0.0
14,052		Fiat S.p.A	72,754	0.0
37,124		Intesa Sanpaolo S.p.A.	61,662	0.0
4,120		Pirelli & C S.p.A.	38,977	0.0
828		Saipem S.p.A.	37,049	0.0
220,225		Telecom Italia S.p.A.	249,324	0.1
191,824		Telecom Italia S.p.A. RNC	187,434	0.1
71,014		UniCredito Italiano S.p.A.	74,167	0.0
			2,277,140	1.0
		Japan: 8.6%
4,000		Aisin Seiki Co., Ltd.	120,867	0.1
1,200		Bridgestone Corp.	27,806	0.0
15,900		Canon, Inc.	713,309	0.3
51		Central Japan Railway Co.	408,641	0.2
1,700		Chubu Electric Power Co., Inc.	32,363	0.0
8,000		Chugoku Bank Ltd.	110,550	0.1
9,000		Chuo Mitsui Trust Holdings, Inc.	27,578	0.0
13,900		Daiichi Sankyo Co., Ltd.	250,639	0.1

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan: (continued)
23,200		Dainippon Sumitomo Pharma Co., Ltd.	$239,274	0.1
1,400		Daito Trust Construction Co., Ltd.	124,865	0.1
10,000		Daiwa House Industry Co., Ltd.	121,026	0.1
7,500		Denso Corp.	214,827	0.1
1,600		Dentsu, Inc.	46,541	0.0
7,481		East Japan Railway Co.	458,217	0.2
8,700		Eisai Co., Ltd.	335,877	0.2
33,000		Fuji Heavy Industries Ltd.	190,733	0.1
14,400		Fuji Photo Film Co., Ltd.	349,495	0.2
25,000		Fukuoka Financial Group, Inc.	103,045	0.1
15,000		Gunma Bank Ltd.	84,715	0.0
1,670		Hakuhodo DY Holdings, Inc.	91,611	0.0
12,300		Honda Motor Co., Ltd.	390,333	0.2
4,400		Ibiden Co., Ltd.	104,256	0.1
1,800		Idemitsu Kosan Co., Ltd.	192,489	0.1
5		Inpex Holdings, Inc.	33,754	0.0
46,000		Itochu Corp.	467,470	0.2
3,600		Japan Petroleum Exploration Co.	147,818	0.1
23		Japan Prime Realty Investment Corp.	55,996	0.0
60		Japan Retail Fund Investment Corp.	91,759	0.0
78		Japan Tobacco, Inc.	374,304	0.2
6,800		JX Holdings, Inc.	43,245	0.0
23,700		Kansai Electric Power Co., Inc.	355,016	0.2
10,600		Kao Corp.	280,524	0.1
44		KDDI Corp.	291,535	0.1
4,300		Kyocera Corp.	385,970	0.2
72,000		Marubeni Corp.	444,796	0.2
25,000		Mazda Motor Corp.	45,593	0.0
2,486		Miraca Holdings, Inc.	95,464	0.0
62,500		Mitsubishi Chemical Holdings Corp.	363,090	0.2
28,200		Mitsubishi Corp.	582,991	0.3
7,000		Mitsubishi Estate Co., Ltd.	116,853	0.1
61,000		Mitsubishi Gas Chemical Co., Inc.	363,263	0.2
138,900		Mitsubishi UFJ Financial Group, Inc.	608,384	0.3
2,650		Mitsubishi UFJ Lease & Finance Co., Ltd.	101,453	0.0
36,300		Mitsui & Co., Ltd.	572,737	0.3
2,497		Mitsui Fudosan Co., Ltd.	40,497	0.0
9,300		Mitsui Sumitomo Insurance Group Holdings, Inc.	182,574	0.1
170,323		Mizuho Financial Group, Inc.	224,218	0.1
200		Nintendo Co., Ltd.	30,447	0.0
30,000		Nippon Electric Glass Co., Ltd.	309,976	0.1
7,900		Nippon Paper Group, Inc.	169,339	0.1
7,500		Nippon Telegraph & Telephone Corp.	369,889	0.2
40,000		Nippon Yusen KK	89,106	0.0
31,163		Nishi-Nippon City Bank Ltd.	92,041	0.0
5,100		Nissan Motor Co., Ltd.	46,835	0.0
1,400		NKSJ Holdings, Inc.	27,670	0.0
59,600		Nomura Holdings, Inc.	197,967	0.1
6,500		Nomura Real Estate Holdings, Inc.	101,264	0.0
58		NTT Data Corp.	180,308	0.1
52		NTT DoCoMo, Inc.	91,912	0.0
400		Oriental Land Co., Ltd.	41,645	0.0
310		ORIX Corp.	26,156	0.0
5,500		Panasonic Corp.	52,760	0.0
900		Rohm Co., Ltd.	43,113	0.0
5,100		Sankyo Co., Ltd.	254,928	0.1
700		Secom Co., Ltd.	31,571	0.0
6,900		Sega Sammy Holdings, Inc.	141,106	0.1
20,200		Seven & I Holdings Co., Ltd.	563,994	0.3
1,700		Shiseido Co., Ltd.	31,594	0.0
3,500		Softbank Corp.	118,210	0.1
169,400		Sojitz Corp.	265,819	0.1
17,200		Sony Corp.	316,944	0.1
5,700	@	Sumco Corp.	48,325	0.0
93,000		Sumitomo Chemical Co., Ltd.	355,252	0.2
34,900		Sumitomo Corp.	465,847	0.2
7,000		Sumitomo Metal Mining Co., Ltd.	94,453	0.0
15,600		Sumitomo Mitsui Financial Group, Inc.	433,909	0.2
5,200		T&D Holdings, Inc.	50,676	0.0
3,432		Takeda Pharmaceutical Co., Ltd.	140,966	0.1
6,000		TDK Corp.	306,584	0.1
500		Terumo Corp.	24,356	0.0
28,300		Tohoku Electric Power Co., Inc.	294,773	0.1
9,789		Tokio Marine Holdings, Inc.	237,933	0.1
1,200		Tokyo Electron Ltd.	65,659	0.0
4,000		Toppan Printing Co., Ltd.	29,492	0.0
10,300		Toyoda Gosei Co., Ltd.	179,293	0.1
16,000		Toyota Boshoku Corp.	179,982	0.1
3,100		Toyota Industries Corp.	86,550	0.0
25,700		Toyota Motor Corp.	846,315	0.4
700		Uni-Charm Corp.	33,204	0.0
1,000		West Japan Railway Co.	41,280	0.0
5,130		Yamada Denki Co., Ltd.	371,069	0.2
11,000		Yamaguchi Financial Group, Inc.	105,319	0.1
			18,994,192	8.6
		Luxembourg: 0.2%
25,730		ArcelorMittal	484,557	0.2
1,905		Tenaris S.A.	35,746	0.0
			520,303	0.2

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Macau: 0.1%
42,800	@	Sands China Ltd.	$127,489	0.1

		Netherlands: 1.8%
7,746		ASML Holding NV	305,809	0.1
611		Corio NV	27,246	0.0
4,863		Delta Lloyd NV	85,562	0.0
14,842		European Aeronautic Defence and Space Co. NV	445,289	0.2
617		Heineken NV	28,897	0.0
22,965		Koninklijke KPN NV	281,071	0.1
7,708		Reed Elsevier NV	90,860	0.1
28,151		Royal Dutch Shell PLC - Class A	984,569	0.5
30,589		Royal Dutch Shell PLC - Class B	1,102,260	0.5
20,318		Unilever NV	692,032	0.3
			4,043,595	1.8
		New Zealand: 0.1%
120,333		Telecom Corp. of New Zealand Ltd.	190,742	0.1

		Norway: 0.4%
3,274		DnB NOR ASA	33,481	0.0
30,531		Orkla ASA	232,820	0.1
1,729		Statoil ASA	44,712	0.0
15,811		Telenor ASA	270,505	0.1
8,244		Yara International ASA	335,583	0.2
			917,101	0.4
		Portugal: 0.2%
379,270	@	Banco Comercial Portugues SA	64,889	0.0
46,856		Banco Espirito Santo S.A.	72,117	0.0
19,522	@	Jeronimo Martins	356,177	0.2
4,341		Portugal Telecom SGPS S.A.	26,825	0.0
			520,008	0.2
		Singapore: 0.7%
39,550		Ascendas Real Estate Investment Trust	63,700	0.0
10,000		DBS Group Holdings Ltd.	99,445	0.1
64,000		Golden Agri-Resources Ltd.	36,150	0.0
67,000		Hutchison Port Holdings Trust	39,530	0.0
9,000		Jardine Cycle & Carriage Ltd.	329,591	0.2
33,000		Oversea-Chinese Banking Corp.	210,215	0.1
13,000		SembCorp Industries Ltd.	43,728	0.0
38,000		Singapore Airlines Ltd.	311,352	0.2
13,000		Singapore Telecommunications Ltd.	31,687	0.0
18,000		United Overseas Bank Ltd.	218,244	0.1
22,000		United Overseas Land Ltd.	73,931	0.0
15,000		Wilmar International Ltd.	60,859	0.0
			1,518,432	0.7
		Spain: 2.4%
5,465		Abertis Infraestructuras S.A.	87,284	0.0
12,182		ACS Actividades de Construccion y Servicios S.A.	395,095	0.2
5,998		Amadeus IT Holding S.A.	101,418	0.1
91,200		Banco Santander Central Hispano S.A.	684,572	0.3
31,648		Banco Bilbao Vizcaya Argentaria S.A.	266,596	0.1
23,609		Criteria Caixacorp S.A.	120,989	0.1
32,676		Ferrovial SA	405,209	0.2
80,903		Iberdrola S.A.	539,131	0.2
6,097		Inditex S.A.	518,450	0.2
34,350		Corp. Mapfre S.A.	114,985	0.1
8,505		Red Electrica de Espana	373,877	0.2
19,372		Repsol YPF S.A.	584,862	0.3
51,170		Telefonica S.A.	960,893	0.4
			5,153,361	2.4
		Sweden: 0.5%
1,471		Alfa Laval AB	28,369	0.0
1,237		Assa Abloy AB	30,425	0.0
9,593		Atlas Copco AB - Class A	205,837	0.1
1,570		Atlas Copco AB - Class B	29,965	0.0
27,401		Telefonaktiebolaget LM Ericsson	292,320	0.1
3,299		Getinge AB	85,039	0.1
1,972		Hexagon AB	30,079	0.0
2,529		Industrivarden AB	30,836	0.0
6,524		Investor AB	121,682	0.1
12,966		Nordea Bank AB	103,233	0.1
2,453		Sandvik AB	31,442	0.0
1,815		Skanska AB	28,260	0.0
1,535		Svenska Handelsbanken AB	40,527	0.0
2,514		Swedbank AB	33,632	0.0
4,007		Volvo AB - B Shares	46,076	0.0
			1,137,722	0.5
		Switzerland: 2.8%
2,053	@	ABB Ltd.	38,919	0.0
2,600		ACE Ltd.	180,778	0.1
594		Aryzta AG	28,676	0.0
4,195		Compagnie Financiere Richemont S.A.	227,645	0.1
13,818	@	Credit Suisse Group	333,505	0.2
1,574		Lonza Group AG	96,533	0.0
27,251		Nestle S.A.	1,529,402	0.7
25,195		Novartis AG	1,360,637	0.6
7,753		Roche Holding AG - Genusschein	1,233,303	0.6
533		Swatch Group AG - BR	207,886	0.1
403	@	Swiss Life Holding	42,210	0.0
2,035	@	Swiss Re Ltd.	107,655	0.0
576	#	Synthes, Inc.	95,310	0.0
27,203		UBS AG - Reg	334,990	0.2

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland: (continued)
1,777	@	Zurich Financial Services AG	$391,364	0.2
			6,208,813	2.8
		United Kingdom: 8.4%
16,370		3i Group PLC	49,041	0.0
3,930		Admiral Group PLC	56,879	0.0
18,486		Amec PLC	252,979	0.1
20,487		Anglo American PLC	782,131	0.4
17,397		AstraZeneca PLC	801,266	0.4
45,560		Aviva PLC	223,624	0.1
79,885		Barclays PLC	230,126	0.1
18,006		BG Group PLC	386,207	0.2
21,184		BHP Billiton PLC	651,456	0.3
218,755		BP PLC	1,584,301	0.7
22,745		British American Tobacco PLC	1,055,527	0.5
14,738		British Land Co. PLC	115,040	0.1
119,734		BT Group PLC	358,294	0.2
12,084		Burberry Group PLC	242,085	0.1
13,837		Capita Group PLC	137,223	0.1
14,922		Centrica PLC	70,931	0.0
43,061		Compass Group PLC	399,354	0.2
39,231		Diageo PLC	840,250	0.4
26,267		Experian Group Ltd.	349,307	0.2
45,472		GlaxoSmithKline PLC	1,007,751	0.5
150,418		HSBC Holdings PLC	1,173,327	0.5
17,550		ICAP PLC	98,162	0.0
18,986		Imperial Tobacco Group PLC	683,059	0.3
6,111		Inmarsat PLC	42,074	0.0
5,592		Investec PLC	31,836	0.0
24,394		Kingfisher PLC	98,309	0.0
109,921		Legal & General Group PLC	183,619	0.1
243,121	@	Lloyds TSB Group PLC	95,141	0.0
7,729		London Stock Exchange Group PLC	105,064	0.0
48,644		Man Group PLC	109,026	0.0
6,120		Marks & Spencer Group PLC	31,843	0.0
43,944		National Grid PLC	431,851	0.2
874		Next PLC	36,941	0.0
20,304		Old Mutual PLC	36,282	0.0
25,271		Pearson PLC	459,067	0.2
17,199		Prudential PLC	169,283	0.1
5,758		Reckitt Benckiser PLC	292,119	0.1
33,552		Resolution Ltd.	124,536	0.1
10,437		Rio Tinto PLC	549,462	0.2
18,660	@	Rolls-Royce Holdings PLC	214,487	0.1
79,546		Royal & Sun Alliance Insurance Group	135,512	0.1
10,793		SABMiller PLC	381,074	0.2
37,903		Sage Group PLC	173,224	0.1
17,531		Scottish & Southern Energy PLC	363,010	0.2
2,464		Shire PLC	82,859	0.0
14,816		Smith & Nephew PLC	135,366	0.1
10,475		Smiths Group PLC	156,513	0.1
19,315		Standard Chartered PLC	420,503	0.2
25,088		Tesco PLC	160,177	0.1
3,097		Unilever PLC	104,034	0.0
412,225		Vodafone Group PLC	1,115,937	0.5
4,932		Weir Group PLC	160,312	0.1
25,756		Xstrata PLC	413,477	0.2
			18,361,258	8.4
		United States: 57.1%
2,400		3M Co.	194,496	0.1
8,801		Abbott Laboratories	480,095	0.2
7,300		Abercrombie & Fitch Co.	349,743	0.2
4,900	@	Adobe Systems, Inc.	134,358	0.1
12,600	@	AES Corp.	152,208	0.1
7,511		Aetna, Inc.	314,110	0.1
5,178		Aflac, Inc.	224,932	0.1
700	@	Agilent Technologies, Inc.	26,250	0.0
600		Air Products & Chemicals, Inc.	50,250	0.0
2,300		Airgas, Inc.	176,985	0.1
2,800	@	Akamai Technologies, Inc.	80,948	0.0
5,500		Alcoa, Inc.	55,110	0.0
900		Allergan, Inc.	75,348	0.0
4,900		Allstate Corp.	131,271	0.1
1,202	@	Alpha Natural Resources, Inc.	28,848	0.0
8,400		Altera Corp.	316,428	0.2
29,800		Altria Group, Inc.	854,962	0.4
3,000	@	Amazon.com, Inc.	576,870	0.3
9,900		Ameren Corp.	334,719	0.2
5,600		American Electric Power Co., Inc.	222,208	0.1
6,100		American Express Co.	293,044	0.1
3,200	@	American International Group, Inc.	74,592	0.0
2,800		American Tower Corp.	165,200	0.1
6,400		Ameriprise Financial, Inc.	293,824	0.1
6,552		AmerisourceBergen Corp.	243,407	0.1
14,869		Amgen, Inc.	861,064	0.4
200		Amphenol Corp.	9,066	0.0
3,200		Anadarko Petroleum Corp.	260,064	0.1
7,200		Analog Devices, Inc.	250,992	0.1
5,100		AON Corp.	234,447	0.1
2,700		Apache Corp.	268,488	0.1
8,500		Apartment Investment & Management Co.	185,130	0.1
1,900	@	Apollo Group, Inc. - Class A	92,112	0.0
10,203	@	Apple, Inc.	3,899,587	1.8
1,058		Applied Materials, Inc.	11,405	0.0
19,766		Archer-Daniels-Midland Co.	595,352	0.3
13,600		Assurant, Inc.	533,664	0.2
65,600		AT&T, Inc.	1,901,088	0.9
2,100	@	Autodesk, Inc.	71,547	0.0
2,700		Automatic Data Processing, Inc.	137,943	0.1
8,200	@	Autonation, Inc.	296,102	0.1
1,400	@	Autozone, Inc.	459,732	0.2

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
198		AvalonBay Communities, Inc.	$24,720	0.0
9,909		Avery Dennison Corp.	259,715	0.1
3,700		Avon Products, Inc.	62,900	0.0
4,500		Baker Hughes, Inc.	245,745	0.1
154,040		Bank of America Corp.	837,978	0.4
7,100		Bank of New York Mellon Corp.	138,166	0.1
2,051		Baxter International, Inc.	105,955	0.1
8,600		BB&T Corp.	199,262	0.1
6,500		Beam, Inc.	341,380	0.2
4,300		Becton Dickinson & Co.	317,254	0.2
1,500	@	Bed Bath & Beyond, Inc.	90,765	0.0
20,900	@	Berkshire Hathaway, Inc.	1,646,084	0.8
200		Best Buy Co., Inc.	5,418	0.0
1,100	@	Big Lots, Inc.	44,121	0.0
1,000	@	Biogen Idec, Inc.	114,950	0.1
600		Blackrock, Inc.	103,224	0.1
17,700	@	BMC Software, Inc.	631,182	0.3
10,600		Boeing Co.	728,114	0.3
341		Boston Properties, Inc.	32,525	0.0
42,200	@	Boston Scientific Corp.	248,980	0.1
8,000		Bristol-Myers Squibb Co.	261,760	0.1
11,600		Broadcom Corp.	352,002	0.2
4,269		Brown-Forman Corp.	340,709	0.2
3,292		CA, Inc.	69,790	0.0
400		Cablevision Systems Corp.	6,000	0.0
500		Cabot Oil & Gas Corp.	44,295	0.0
2,000	@	Cameron International Corp.	107,980	0.1
1,864		Campbell Soup Co.	60,766	0.0
4,100		Capital One Financial Corp.	183,106	0.1
800		Cardinal Health, Inc.	33,968	0.0
500	@	Carmax, Inc.	14,380	0.0
5,900		Carnival Corp.	195,880	0.1
5,000		Caterpillar, Inc.	489,400	0.2
22,300		CBS Corp. - Class B	580,692	0.3
2,800	@	Celgene Corp.	176,624	0.1
20,300		CenterPoint Energy, Inc.	403,970	0.2
6,928		CenturyTel, Inc.	259,939	0.1
100	@	Cerner Corp.	6,098	0.0
2,400		CF Industries Holdings, Inc.	335,520	0.2
3,700		CH Robinson Worldwide, Inc.	253,487	0.1
6,900		Charles Schwab Corp.	82,524	0.0
5,500		Chesapeake Energy Corp.	139,370	0.1
19,642		Chevron Corp.	2,019,590	0.9
300	@	Chipotle Mexican Grill, Inc.	96,468	0.1
2,800		Chubb Corp.	188,832	0.1
5,900		Cigna Corp.	260,957	0.1
1,100		Cincinnati Financial Corp.	32,615	0.0
11,892		Cisco Systems, Inc.	221,667	0.1
22,300		Citigroup, Inc.	612,804	0.3
1,200	@	Citrix Systems, Inc.	85,668	0.0
3,300		Cliffs Natural Resources, Inc.	223,773	0.1
800		Clorox Co.	51,968	0.0
428		CME Group, Inc.	106,692	0.1
28,300		CMS Energy Corp.	592,036	0.3
3,700		Coach, Inc.	231,583	0.1
20,872		Coca-Cola Co.	1,403,225	0.6
8,082		Coca-Cola Enterprises, Inc.	211,102	0.1
1,500	@	Cognizant Technology Solutions Corp.	101,025	0.1
2,800		Colgate-Palmolive Co.	256,200	0.1
22,655		Comcast Corp. – Class A	513,589	0.2
3,700		Computer Sciences Corp.	90,391	0.0
6,900	@	Compuware Corp.	56,994	0.0
5,500		ConAgra Foods, Inc.	138,930	0.1
12,100		ConocoPhillips	862,972	0.4
800		Consol Energy, Inc.	33,312	0.0
2,200		Consolidated Edison, Inc.	130,724	0.1
7,400	@	Constellation Brands, Inc.	144,078	0.1
1,900		Constellation Energy Group, Inc.	76,304	0.0
7,000		Corning, Inc.	92,890	0.0
3,000		Costco Wholesale Corp.	255,900	0.1
100	@	Coventry Health Care, Inc.	3,194	0.0
300		CR Bard, Inc.	26,157	0.0
20,689		CSX Corp.	449,158	0.2
2,000		Cummins, Inc.	192,660	0.1
10,200		CVS Caremark Corp.	396,168	0.2
4,188		Danaher Corp.	202,615	0.1
1,100		Darden Restaurants, Inc.	52,481	0.0
6,700	@	DaVita, Inc.	510,406	0.2
800	@	Dean Foods Co.	8,128	0.0
3,000		Deere & Co.	237,750	0.1
34,900	@	Dell, Inc.	550,024	0.3
24,700	@	Denbury Resources, Inc.	417,430	0.2
12,700		Devon Energy Corp.	831,342	0.4
8,300		DeVry, Inc.	286,433	0.1
10,300		Diamond Offshore Drilling	619,545	0.3
3,500	@	DIRECTV	165,270	0.1
23,200		Discover Financial Services	552,624	0.3
7,700	@	Discovery Communications, Inc. - Class A	323,246	0.2
4,800		Dominion Resources, Inc.	247,776	0.1
4,050		Dover Corp.	222,628	0.1
3,700		Dow Chemical Co.	102,527	0.1
3,000		D.R. Horton, Inc.	35,730	0.0
1,431		Dr Pepper Snapple Group, Inc.	52,274	0.0
2,590		DTE Energy Co.	136,363	0.1
11,100		Duke Energy Corp.	231,435	0.1
1,200	@	E*Trade Financial Corp.	11,016	0.0
8,200		Eastman Chemical Co.	324,884	0.2
5,200		Eaton Corp.	233,532	0.1
10,116	@	eBay, Inc.	299,332	0.1
2,700		Edison International	106,137	0.1
4,600		EI Du Pont de Nemours & Co.	219,512	0.1
1,344		El Paso Corp.	33,613	0.0
900	@	Electronic Arts, Inc.	20,871	0.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
17,200		Eli Lilly & Co.	$651,020	0.3
5,150	@	EMC Corp.	118,502	0.1
6,348		Emerson Electric Co.	331,683	0.2
4,300		Entergy Corp.	302,548	0.1
700		EOG Resources, Inc.	72,618	0.0
200		EQT Corp.	12,402	0.0
4,865		Equifax, Inc.	180,735	0.1
700		Equity Residential	38,633	0.0
100		Estee Lauder Cos., Inc.	11,798	0.0
5,600		Exelon Corp.	248,136	0.1
400		Expedia, Inc.	11,126	0.0
800		Expeditors International Washington, Inc.	34,808	0.0
400	@	Express Scripts, Inc.	18,260	0.0
46,069		ExxonMobil Corp.	3,705,790	1.7
100	@	F5 Networks, Inc.	11,303	0.0
2,204		Family Dollar Stores, Inc.	130,962	0.1
300		Fastenal Co.	12,495	0.0
12,900		Federated Investors, Inc.	204,723	0.1
3,800		FedEx Corp.	315,704	0.1
2,193		Fidelity National Information Services, Inc.	52,829	0.0
2,126		Fifth Third Bancorp.	25,703	0.0
19,100		First Horizon National Corp.	147,070	0.1
7	@	First Solar, Inc.	335	0.0
9,500		FirstEnergy Corp.	422,465	0.2
1,072	@	Fiserv, Inc.	61,812	0.0
200		Flir Systems, Inc.	5,372	0.0
600		Flowserve Corp.	61,662	0.0
7,100		Fluor Corp.	389,222	0.2
500		FMC Corp.	41,960	0.0
2,000	@	FMC Technologies, Inc.	104,720	0.1
8,900	@	Ford Motor Co.	94,340	0.0
2,000	@	Forest Laboratories, Inc.	59,920	0.0
2,800		Franklin Resources, Inc.	282,296	0.1
11,100		Freeport-McMoRan Copper & Gold, Inc.	439,560	0.2
33,400		Frontier Communications Corp.	191,048	0.1
400		Gannett Co., Inc.	4,344	0.0
5,170		Gap, Inc.	96,627	0.1
7,300		General Dynamics Corp.	482,238	0.2
62,216		General Electric Co.	989,857	0.5
4,138		General Mills, Inc.	165,313	0.1
800		Genuine Parts Co.	46,800	0.0
18,600	@	Gilead Sciences, Inc.	741,210	0.3
4,005		Goldman Sachs Group, Inc.	383,919	0.2
1,400		Goodrich Corp.	170,814	0.1
2,369	@	Google, Inc. - Class A	1,419,955	0.7
2,100		H&R Block, Inc.	33,033	0.0
9,500		Halliburton Co.	349,600	0.2
900		Harman International Industries, Inc.	37,170	0.0
8,200		Hartford Financial Services Group, Inc.	145,632	0.1
1,200		Hasbro, Inc.	42,972	0.0
10,166		HCP, Inc.	392,916	0.2
5,257		Health Care Real Estate Investment Trust, Inc.	263,744	0.1
5,100		Helmerich & Payne, Inc.	290,496	0.1
4,376		Hershey Co.	252,408	0.1
5,300		Hess Corp.	319,166	0.2
9,009		Hewlett-Packard Co.	251,802	0.1
3,200		HJ Heinz Co.	168,480	0.1
10,400		Home Depot, Inc.	407,888	0.2
7,000		Honeywell International, Inc.	379,050	0.2
20,600		Hormel Foods Corp.	620,266	0.3
200		Host Hotels & Resorts, Inc.	2,830	0.0
1,181		Hudson City Bancorp., Inc.	6,602	0.0
5,633		Humana, Inc.	499,534	0.2
7,100		Huntington Bancshares, Inc.	37,275	0.0
10,889		International Business Machines Corp.	2,047,132	0.9
3,681		Illinois Tool Works, Inc.	167,265	0.1
791		Integrys Energy Group, Inc.	40,729	0.0
23,902		Intel Corp.	595,399	0.3
3,600	@	IntercontinentalExchange, Inc.	438,192	0.2
7,583		International Flavors & Fragrances, Inc.	411,454	0.2
2,400		International Game Technology	40,944	0.0
800		Interpublic Group of Cos., Inc.	7,504	0.0
1,500		Intuit, Inc.	79,860	0.0
1,551	@	Invesco Ltd.	31,408	0.0
500		Jabil Circuit, Inc.	10,135	0.0
4,600	@	Jacobs Engineering Group, Inc.	191,084	0.1
400		JC Penney Co., Inc.	12,816	0.0
1,100		JM Smucker Co.	83,578	0.0
18,275		Johnson & Johnson	1,182,758	0.5
700		Joy Global, Inc.	63,896	0.0
32,657		JPMorgan Chase & Co.	1,011,387	0.5
4,300	@	Juniper Networks, Inc.	97,653	0.1
7,700		Kellogg Co.	378,532	0.2
62,500		Keycorp	455,625	0.2
4,045		Kimberly-Clark Corp.	289,096	0.1
2,500		Kimco Realty Corp.	39,425	0.0
800		Kohl’s Corp.	43,040	0.0
11,700		Kraft Foods, Inc.	422,955	0.2
26,700		Kroger Co.	618,906	0.3
2,200		L-3 Communications Holdings, Inc.	145,860	0.1
600	@	Laboratory Corp. of America Holdings	51,432	0.0
6,400		Legg Mason, Inc.	169,792	0.1
2,300		Leggett & Platt, Inc.	51,474	0.0
1,400		Lennar Corp.	25,774	0.0
2,500		Leucadia National Corp.	58,550	0.0
8,500		Lexmark International, Inc.	284,410	0.1
1,500	@	Life Technologies Corp.	58,095	0.0
12,100		Lincoln National Corp.	244,178	0.1
12,400		Linear Technology Corp.	379,812	0.2

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
8,040		Lockheed Martin Corp.	$628,326	0.3
1,400		Loews Corp.	53,802	0.0
1,798		Lorillard, Inc.	200,693	0.1
15,100		Lowe’s Cos., Inc.	362,551	0.2
29,900	@	LSI Logic Corp.	168,038	0.1
1,600		Limited Brands, Inc.	67,728	0.0
3,700		M&T Bank Corp.	270,026	0.1
2,796		Macy’s, Inc.	90,395	0.0
21,800		Marathon Oil Corp.	609,528	0.3
3,050		Marathon Petroleum Corp.	101,839	0.1
2,500		Marriott International, Inc.	76,550	0.0
8,400		Marsh & McLennan Cos., Inc.	253,596	0.1
3,700		Masco Corp.	35,446	0.0
1,704		Mastercard, Inc.	638,233	0.3
23,300		Mattel, Inc.	671,273	0.3
11,800		McCormick & Co., Inc.	574,660	0.3
11,900		McDonald’s Corp.	1,136,688	0.5
500		McGraw-Hill Cos., Inc.	21,350	0.0
6,189		McKesson Corp.	503,228	0.2
1,225		Mead Johnson Nutrition Co.	92,316	0.0
4,705	@	Medco Health Solutions, Inc.	266,632	0.1
22,927		Merck & Co., Inc.	819,640	0.4
6,600		Metlife, Inc.	207,768	0.1
13,200	@	MetroPCS Communications, Inc.	110,616	0.1
900		Microchip Technology, Inc.	31,419	0.0
400	@	Micron Technology, Inc.	2,396	0.0
109,662		Microsoft Corp.	2,805,154	1.3
16,300		Molson Coors Brewing Co.	661,617	0.3
2,354		Monsanto Co.	172,901	0.1
800	@	Monster Worldwide, Inc.	5,848	0.0
7,200		Moody’s Corp.	249,912	0.1
7,200		Morgan Stanley	106,488	0.1
700		Mosaic Co/The	36,932	0.0
3,300	@	Motorola Mobility Holdings, Inc.	128,700	0.1
1,128		Motorola Solutions, Inc.	52,644	0.0
1,600		Murphy Oil Corp.	89,472	0.0
17,600	@	Mylan Laboratories	343,728	0.2
7,400	@	Nabors Industries Ltd.	132,756	0.1
400	@	Nasdaq Stock Market, Inc.	10,500	0.0
3,340		National Oilwell Varco, Inc.	239,478	0.1
1,510	@	NetApp, Inc.	55,613	0.0
500	@	NetFlix, Inc.	32,265	0.0
9,700		Newell Rubbermaid, Inc.	148,410	0.1
1,900	@	Newfield Exploration Co.	87,020	0.0
2,244		Newmont Mining Corp.	154,567	0.1
3,600		News Corp. - Class A	62,784	0.0
3,300		NextEra Energy, Inc.	182,952	0.1
3,200		Nike, Inc.	307,776	0.1
1,800		NiSource, Inc.	41,238	0.0
2,100		Noble Corp.	72,513	0.0
858		Noble Energy, Inc.	84,419	0.0
2,791		Norfolk Southern Corp.	210,832	0.1
6,200		Northeast Utilities	214,582	0.1
2,000		Northern Trust Corp.	75,260	0.0
10,600		Northrop Grumman Corp.	604,942	0.3
1,700	@	Novellus Systems, Inc.	58,854	0.0
7,767	@	NRG Energy, Inc.	152,855	0.1
1,600		Nucor Corp.	63,088	0.0
3,800	@	Nvidia Corp.	59,394	0.0
1,900		NYSE Euronext	54,264	0.0
4,300		Occidental Petroleum Corp.	425,270	0.2
500		Omnicom Group	21,585	0.0
800		Oneok, Inc.	66,528	0.0
41,675		Oracle Corp.	1,306,511	0.6
2,700	@	O’Reilly Automotive, Inc.	208,548	0.1
2,600		Paccar, Inc.	105,482	0.1
638		Pall Corp.	34,765	0.0
6,400		Parker Hannifin Corp.	529,792	0.2
300		Patterson Cos., Inc.	9,051	0.0
2,100		Paychex, Inc.	61,131	0.0
3,800		Peabody Energy Corp.	149,074	0.1
23,200		People’s United Financial, Inc.	288,840	0.1
11,900		Pepco Holdings, Inc.	235,382	0.1
12,000		PepsiCo, Inc.	768,000	0.4
27,000		PerkinElmer, Inc.	510,840	0.2
48,255		Pfizer, Inc.	968,478	0.4
15,000		Pacific Gas & Electric Co.	582,600	0.3
14,370		Philip Morris International, Inc.	1,095,569	0.5
1,000		Pinnacle West Capital Corp.	47,410	0.0
600		Pioneer Natural Resources Co.	56,724	0.0
2,000		Pitney Bowes, Inc.	37,260	0.0
100		Plum Creek Timber Co., Inc.	3,684	0.0
3,100		PNC Financial Services Group, Inc.	168,051	0.1
4,800		PPL Corp.	144,096	0.1
815		Praxair, Inc.	83,130	0.0
2,800		Precision Castparts Corp.	461,300	0.2
500	@	Priceline.com, Inc.	242,945	0.1
1,200		Principal Financial Group, Inc.	28,956	0.0
16,650		Procter & Gamble Co.	1,075,090	0.5
2,400		Progress Energy, Inc.	130,512	0.1
3,400		Progressive Corp.	64,124	0.0
15,546		ProLogis, Inc.	432,490	0.2
7,400		Prudential Financial, Inc.	374,736	0.2
4,600		Public Service Enterprise Group, Inc.	151,524	0.1
800		Public Storage, Inc.	105,520	0.1
3,600	@	Pulte Homes, Inc.	21,996	0.0
800		QEP Resources, Inc.	26,120	0.0
6,305		Qualcomm, Inc.	345,514	0.2
2,200	@	Quanta Services, Inc.	45,298	0.0
600		Quest Diagnostics	35,196	0.0
600		Ralph Lauren Corp.	85,116	0.0
900		Range Resources Corp.	64,539	0.0
9,800		Raytheon Co.	446,586	0.2

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
1,793	@	Red Hat, Inc.	$89,793	0.0
62,900		Regions Financial Corp.	258,519	0.1
8,600		Reynolds American, Inc.	359,996	0.2
1,100		Rockwell Automation, Inc.	82,533	0.0
1,107		Rockwell Collins, Inc.	60,774	0.0
1,400		Roper Industries, Inc.	119,266	0.1
2,600		Ross Stores, Inc.	231,634	0.1
5,300	@	Rowan Cos., Inc.	179,723	0.1
26,000		RR Donnelley & Sons Co.	390,520	0.2
8,100		Ryder System, Inc.	423,468	0.2
20,800		Safeway, Inc.	416,000	0.2
29,100	@	SAIC, Inc.	350,655	0.2
500	@	Salesforce.com, Inc.	59,210	0.0
3,700	@	Sandisk Corp.	182,447	0.1
4,100		Sara Lee Corp.	77,736	0.0
1,532		SCANA Corp.	66,826	0.0
16,005		Schlumberger Ltd.	1,205,657	0.6
6,900		Scripps Networks Interactive - Class A	274,758	0.1
17,800		Sealed Air Corp.	313,636	0.1
6,400		Sempra Energy	340,416	0.2
2,600		Sigma-Aldrich Corp.	168,506	0.1
662		Simon Property Group, Inc.	82,313	0.0
15,000		SLM Corp.	193,200	0.1
5,100		Snap-On, Inc.	261,630	0.1
7,100		Southern Co.	311,761	0.1
6,100		Southwest Airlines Co.	51,118	0.0
3,600	@	Southwestern Energy Co.	136,980	0.1
2,100		Spectra Energy Corp.	61,782	0.0
22,600	@	Sprint Nextel Corp.	61,020	0.0
1,200		St. Jude Medical, Inc.	46,128	0.0
1,500		Stanley Black & Decker, Inc.	98,145	0.1
1,200		Staples, Inc.	17,292	0.0
6,227		Starbucks Corp.	270,750	0.1
1,600		Starwood Hotels & Resorts Worldwide, Inc.	76,288	0.0
2,823		State Street Corp.	111,932	0.1
2,654	@	Stericycle, Inc.	215,027	0.1
13,800		Sunoco, Inc.	535,578	0.3
18,300		SunTrust Bank	331,779	0.2
1,700		Supervalu, Inc.	12,495	0.0
18,900	@	Symantec Corp.	309,015	0.1
10,500		Sysco Corp.	299,670	0.1
4,200		T. Rowe Price Group, Inc.	238,392	0.1
1,808		Target Corp.	95,282	0.0
1,500	@	TE Connectivity Ltd.	47,565	0.0
2,200		TECO Energy, Inc.	41,316	0.0
200	@	Tenet Healthcare Corp.	930	0.0
1,593	@	Teradata Corp.	86,388	0.0
16,638	@	Teradyne, Inc.	223,947	0.1
10,000	@	Tesoro Corp.	238,900	0.1
1,100		Texas Instruments, Inc.	33,110	0.0
4,700		Textron, Inc.	91,321	0.0
286	@	Thermo Fisher Scientific, Inc.	13,513	0.0
2,500		Tiffany & Co.	167,600	0.1
11,700		Time Warner Cable, Inc.	707,616	0.3
1,600		Time Warner, Inc.	55,712	0.0
1,000		TJX Cos., Inc.	61,700	0.0
6,350		Torchmark Corp.	270,446	0.1
22,400		Total System Services, Inc.	448,896	0.2
3,376		Travelers Cos., Inc.	189,900	0.1
5,300		Tyco International Ltd.	254,188	0.1
23,600		Tyson Foods, Inc.	475,304	0.2
5,400		Union Pacific Corp.	558,414	0.3
800		United Parcel Service, Inc. - Class B	57,400	0.0
7,333		United Technologies Corp.	561,708	0.3
9,195		UnitedHealth Group, Inc.	448,440	0.2
6,698		UnumProvident Corp.	150,772	0.1
300	@	Urban Outfitters, Inc.	8,094	0.0
4,320		US Bancorp.	111,974	0.1
24,200		Valero Energy Corp.	538,934	0.3
500	@	Varian Medical Systems, Inc.	31,115	0.0
637		Ventas, Inc.	33,608	0.0
1,800		VeriSign, Inc.	60,444	0.0
53,955		Verizon Communications, Inc.	2,035,722	0.9
3,433		VF Corp.	476,123	0.2
943		Viacom - Class B	42,209	0.0
6,600		Visa, Inc.	640,002	0.3
3,847		Vornado Realty Trust	286,409	0.1
1,700		Vulcan Materials Co.	55,148	0.0
13,200		Walgreen Co.	445,104	0.2
17,067		Wal-Mart Stores, Inc.	1,005,246	0.5
3,700		Walt Disney Co.	132,645	0.1
600		Washington Post	215,346	0.1
6,900	@	Watson Pharmaceuticals, Inc.	445,878	0.2
3,100		WellPoint, Inc.	218,705	0.1
35,571		Wells Fargo & Co.	919,866	0.4
17,500	@	Western Digital Corp.	508,725	0.2
23,000		Western Union Co.	401,120	0.2
2,200		Weyerhaeuser Co.	36,938	0.0
1,100		Whirlpool Corp.	53,966	0.0
1,500		Whole Foods Market, Inc.	102,150	0.1
1,800		Williams Cos., Inc.	58,104	0.0
9,030		Windstream Corp.	106,193	0.1
1,696		Wisconsin Energy Corp.	56,273	0.0
2,000		WW Grainger, Inc.	373,800	0.2
2,900		Wyndham Worldwide Corp.	102,805	0.1
3,162		Wynn Resorts Ltd.	381,211	0.2
4,500		Xcel Energy, Inc.	118,305	0.1
12,700		Xerox Corp.	103,505	0.1
1,000		Xilinx, Inc.	32,710	0.0
3,600		Xylem, Inc.	86,040	0.0
9,300	@	Yahoo!, Inc.	146,103	0.1
9,000		Yum! Brands, Inc.	504,360	0.2
2,500	@	Zimmer Holdings, Inc.	126,375	0.1
10,300		Zions Bancorp.	165,727	0.1
			125,336,464	57.1
		Total Common Stock (Cost $224,699,906)	215,344,910	98.0

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		Germany: 0.2%
3,187		Volkswagen AG	$550,704	0.2
		Total Preferred Stock
		(Cost $514,370)	550,704	0.2
		Total Long-Term Investments
		(Cost $225,214,276)	215,895,614	98.2
SHORT-TERM INVESTMENTS: 2.8%
		Mutual Funds: 2.8%
6,106,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,106,000)	6,106,000	2.8
		Total Short-Term Investments
		(Cost $6,106,000)	6,106,000	2.8
		Total Investments in Securities (Cost $231,320,276)	$222,001,614	101.0
		Liabilities in Excess of Other Assets	(2,299,650)	(1.0)
		Net Assets	$219,701,964	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
		Cost for federal income tax purposes is $233,099,566.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$9,614,675
		Gross Unrealized Depreciation	(20,712,627)
		Net Unrealized depreciation	$(11,097,952)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	9.5%
Consumer Staples	12.1
Energy	11.1
Financials	16.8
Health Care	9.2
Industrials	11.5
Information Technology	12.2
Materials	6.1
Telecommunications	4.8
Utilities	4.9
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$7,664,288	$94,484	$7,758,772
Austria	—	481,225	—	481,225
Belgium	30	497,740	—	497,770
China	—	155,684	—	155,684
Denmark	—	489,463	—	489,463
Finland	—	748,509	—	748,509
France	—	9,347,907	—	9,347,907
Germany	—	6,674,355	—	6,674,355
Greece	—	376,427	—	376,427
Hong Kong	—	2,491,824	—	2,491,824
India	—	114,101	—	114,101
Ireland	283,725	37,036	—	320,761
Israel	357,783	223,709	—	581,492
Italy	—	2,277,140	—	2,277,140
Japan	—	18,994,192	—	18,994,192
Luxembourg	—	520,303	—	520,303
Macau	—	127,489	—	127,489
Netherlands	28,897	4,014,698	—	4,043,595
New Zealand	190,742	—	—	190,742
Norway	—	917,101	—	917,101
Portugal	—	520,008	—	520,008
Singapore	39,530	1,478,902	—	1,518,432
Spain	—	5,153,361	—	5,153,361
Sweden	—	1,137,722	—	1,137,722
Switzerland	180,778	6,028,035	—	6,208,813
United Kingdom	56,879	18,304,379	—	18,361,258
United States	125,336,464	—	—	125,336,464
Total Common Stock	126,474,828	88,775,598	94,484	215,344,910
Preferred Stock	—	550,704	—	550,704
Short-Term Investments	6,106,000	—	—	6,106,000
Total Investments, at value	$132,580,828	$89,326,302	$94,484	$222,001,614
Other Financial Instruments+
Futures	290,886	—	—	290,886
Forward Foreign Currency Contracts	—	875,779	—	875,779
Total Assets	$132,871,714	$90,202,081	$94,484	$223,168,279
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(5,013,069)	$—	$(5,013,069)
Forward Foreign Currency Contracts	—	(169,119)	—	(169,119)
Total Liabilities	$—	$(5,182,188)	$—	$(5,182,188)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended November 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended November 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2011
Asset Table
Investments, at value
Common Stock	$112,948	$—	$—	$—	$—	$—	$94,484	$(112,948)	$94,484
Rights	14	—	—	—	—	—	—	(14)	—
Total Investments, at value	$112,962	$—	$—	$—	$—	$—	$94,484	$(112,962)	$94,484

As of November 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2011 (Unaudited) (continued)

At November 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	19,800,000	Sell	12/21/11	$27,038,088	$26,611,151	$426,937
Barclays Bank PLC	Swiss Franc	4,400,000	Sell	12/21/11	4,996,026	4,819,215	176,811
Barclays Bank PLC	Norwegian Krone	5,900,000	Sell	12/21/11	1,064,813	1,020,475	44,338
Brown Brothers Harriman & Co.	Japanese Yen	1,411,000,000	Sell	12/21/11	18,369,765	18,203,831	165,934
Brown Brothers Harriman & Co.	Singapore Dollar	1,500,000	Sell	12/21/11	1,187,460	1,170,385	17,075
Brown Brothers Harriman & Co.	Danish Krone	2,400,000	Sell	12/21/11	439,276	433,824	5,452
Brown Brothers Harriman & Co.	Australian Dollar	7,000,000	Sell	12/21/11	7,052,780	7,180,090	(127,310)
Brown Brothers Harriman & Co.	Swiss Franc	800,000	Sell	12/21/11	908,917	876,220	32,697
JPMorgan Chase	British Pound	12,000,000	Sell	12/21/11	18,781,248	18,823,057	(41,809)
JPMorgan Chase	Swedish Krona	14,000,000	Sell	12/21/11	2,073,104	2,066,569	6,535
							$706,660

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on November 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Mini Index	67	12/16/11	$4,858,505	$200,538
S&P 500 E-Mini	44	12/16/11	2,741,200	62,566
S&P 500 E-Mini	6	03/16/12	372,030	27,782
			$7,971,735	$290,886

ING Global Advantage and Premium Opportunity Fund Written OTC Options on November 30, 2011

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
1,857	Morgan Stanley	Call on S&P/ASX 200 Index	4,133.000 AUD	12/15/11	$219,080	$(144,879)
5,710	Barclays Bank PLC	Call on Euro Stoxx 50 Index	2,136.810 EUR	12/15/11	590,227	(1,594,705)
2,712	Barclays Bank PLC	Call on FTSE 100 Index	5,206.820 GBP	12/15/11	580,782	(1,353,547)
114,223	Morgan Stanley	Call on Nikkei 225 Index	8,314.740 JPY	12/15/11	308,436	(334,669)
72,195	JPMorgan Chase & Co.	Call on S&P 500® Index	1,239.700 USD	12/08/11	2,689,264	(1,585,269)
			Total Written OTC Options		$4,387,789	$(5,013,069)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of November 30, 2011:

Derivatives Fair Value*
Equity contracts	$(4,722,183)
Foreign exchange contracts	706,660
Total	$(4,015,523)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2012